Segment information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure of reconciliation between adjusted profit and statutory profit
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2025 and 2024:

	EUR million
	Total Income		Profit before tax		Profit
Segment	30-06-2025	30-06-2024	30-06-2025	30-06-2024	30-06-2025	30-06-2024
Retail & Commercial Banking	15,710	16,277	5,468	5,243	3,687	3,374
Digital Consumer Bank	6,425	6,449	1,456	1,341	1,042	1,069
Corporate & Investment Banking	4,354	4,178	2,318	2,151	1,534	1,405
Wealth Management & Insurance	2,032	1,837	1,274	1,106	948	794
Payments	2,840	2,659	594	274	335	25
Corporate Centre	(351)	(350)	(807)	(606)	(713)	(609)
Underlying Profit	31,010	31,050	10,303	9,508	6,833	6,059
Adjustments	(1,828)	(2,015)	(1,199)	(784)	—	—
Statutory Profit	29,182	29,035	9,104	8,724	6,833	6,059